Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Estimated Useful Life of Property and Equipment

Depreciation is computed using the straight-line method based on estimated useful lives as follows:

Leasehold improvements	Shorter of expected useful life or lease term
Property and equipment	3-10 years